SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Useful life of the intangible assets (Details)	12 Months Ended
Dec. 31, 2021
Assembled workforce
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	3 years
Patents
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	12 years
Other intangibles | Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	3 years
Other intangibles | Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	13 years